Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, refer to the CD&A starting on p. 33 and the compensation tables starting on p. 51. Note that for our Named Executive Officers (“NEOs”) other than Mr. Lane, our principal executive officer (“PEO”), compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	Earnings Per Share ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	8,176,738	14,549,444	2,398,730	5,142,103	876.81	218.59	522,433	14.60
2023	6,635,459	10,681,797	3,226,300	4,022,097	423.80	189.57	323,398	9.01
2022	5,386,708	6,948,812	1,616,978	1,907,821	235.94	137.67	245,947	6.82
2021	4,503,087	7,814,908	1,288,647	1,950,011	201.71	153.00	143,348	3.93
2020	4,060,002	4,388,659	1,061,468	1,109,474	106.73	119.84	150,139	4.09

Company Selected Measure Name	earnings per share
Named Executive Officers, Footnote
(1)	Reflects the amounts of total compensation reported for Mr. Lane in column (b) and the average amounts of total compensation of the NEOs (other than Mr. Lane) in column (d), in each case, for each applicable year in the “Total” column of the “Summary Compensation Table.” The NEOs included for purposes of calculating such amounts are William George, Trent McKenna (2021-2024 only), Laura Howell, Julie Shaeff, and Terrence Young (2020 only).

Peer Group Issuers, Footnote [Text Block]
(4)	The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Capital Goods Index. While not directly comparable, the Company believes that the S&P 400 Capital Good Index is an appropriate trade or line of business index.

PEO Total Compensation Amount	$ 8,176,738	$ 6,635,459	$ 5,386,708	$ 4,503,087	$ 4,060,002
PEO Actually Paid Compensation Amount	$ 14,549,444	10,681,797	6,948,812	7,814,908	4,388,659
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2024	8,176,738	(4,509,860)	10,882,566	14,549,444
2023	6,635,459	(3,256,375)	7,302,713	10,681,797
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
2020	4,060,002	(1,912,479)	2,241,136	4,388,659
(a)	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
(b)	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	4,723,391	4,566,941	—	1,592,234	—	—	10,882,566
2023	3,676,557	3,073,436	—	552,720	—	—	7,302,713
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775
2020	1,766,757	817,233	—	(342,854)	—	—	2,241,136

Non-PEO NEO Average Total Compensation Amount	$ 2,398,730	3,226,300	1,616,978	1,288,647	1,061,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,142,103	4,022,097	1,907,821	1,950,011	1,109,474
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Under SEC rules, the amounts shown below were deducted and added to total compensation for non-PEO NEOs to determine the “compensation actually paid” for the applicable year:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,398,730	(884,813)	3,628,186	5,142,103
2023	3,226,300	(1,896,681)	2,692,478	4,022,097
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011
2020	1,061,468	(330,632)	378,638	1,109,474

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	926,607	1,797,928	—	903,651	—	—	3,628,186
2023	2,004,075	581,873	—	106,530	—	—	2,692,478
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973
2020	305,434	134,023	—	(60,819)	—	—	378,638

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (i) the TSR of the Company.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (ii) the net income of the Company over the five years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (iii) the Company’s “Company-selected Measure,” which is EPS, over the five years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company EPS

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between the Company’s TSR and the TSR of its chosen peer group over the Company’s five fiscal years included in the Pay vs. Performance Table.

Comparison of Cumulative TSR of
Comfort Systems USA, Inc. and Peer Group

Tabular List [Table Text Block]

Company-selected Measures

2024 Key Performance Measures Linking Performance and Executive Compensation Actually Paid:*
Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return
*	For a further discussion of how we calculate EPS, FCF, and Relative TSR, see the “Liquidity and Capital Resources” section and Notes 14 and 15 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024.

Total Shareholder Return Amount					106.73	$ 201.71	$ 235.94	$ 423.80	$ 876.81
Peer Group Total Shareholder Return Amount					119.84	$ 153.00	$ 137.67	$ 189.57	$ 218.59
Net Income (Loss) Attributable to Parent	$ 522,433,000	$ 323,398,000	$ 245,947,000	$ 143,348,000	$ 150,139,000
Company Selected Measure Amount	14.60	9.01	6.82	3.93	4.09
PEO Name	Mr. Lane	Mr. Lane	Mr. Lane	Mr. Lane	Mr. Lane
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Non-GAAP Measure Description [Text Block]
(6)	The amounts reported in column (i) represent the Company’s earnings per share, which the Company has determined represents the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Reported Valueof Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,509,860)	$ (3,256,375)	$ (2,613,579)	$ (2,375,954)	$ (1,912,479)
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,882,566	7,302,713	4,175,683	5,687,775	2,241,136
Fair Value Of Outstanding And Unvested Equity Awards Granted In Same Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,723,391	3,676,557	2,672,724	2,618,925	1,766,757
Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,566,941	3,073,436	1,653,961	2,491,617	817,233
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,592,234	552,720	(151,002)	577,233	(342,854)
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,882,566	7,302,713	4,175,683	5,687,775	2,241,136
Average Reported Value Of Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(884,813)	(1,896,681)	(499,556)	(434,609)	(330,632)
Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,628,186	2,692,478	790,399	1,095,973	378,638
Average Fair Value Of Outstanding And Unvested Equity Awards Granted In Same Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	926,607	2,004,075	510,773	478,976	305,434
Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,797,928	581,873	308,871	497,219	134,023
Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	903,651	106,530	(29,245)	119,778	(60,819)
Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Total Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,628,186	$ 2,692,478	$ 790,399	$ 1,095,973	$ 378,638